Document and Entity Information	33 Months Ended
Oct. 31, 2013
Document Type	POS AM
Amendment Flag	true
Amendment Description	On April 14, 2011, the registrant, Blue Sky Petroleum Inc. (formerly Intervia Inc.) filed a registration statement with the Securities and Exchange Commission (the “Commission”) on Form S-1 (Registration No. 333-173474), which was declared effective by the Commission on February 14, 2012, as amended, (the “Form S-1”), to register 9,600,000 pre forward split (28,800,000 post forward split) shares of our common stock being offered for resale by selling shareholders. This post-effective amendment amends the Form S-1 as follows: 1. revise the disclosure in the “Plan of Distribution” section of the Form S-1 to: a. implement a fixed offering price of $0.05 per share for the duration of the offering; b. exclude 3,600,000 post forward split common shares previously registered; and 2. update the general disclosure in the Form S-1 to a more recent date.
Document Period End Date	Oct. 31, 2013
Trading Symbol	itva
Entity Registrant Name	BLUE SKY PETROLEUM INC.
Entity Central Index Key	0001353633
Current Fiscal Year End Date	--01-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY